Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.06%
Alabama: 1.39%
Utilities revenue: 1.39%
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00%	10-1-2052	$1,000,000	$1,009,420
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	750,000	808,153
				1,817,573
California: 0.41%
Utilities revenue: 0.41%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	535,384
Georgia: 0.76%
Utilities revenue: 0.76%
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	1,000,000	998,461
Guam: 6.81%
Airport revenue: 2.05%
Antonio B Won Pat International Airport Authority Series A AMT%%	5.00	10-1-2027	200,000	208,593
Antonio B Won Pat International Airport Authority Series A AMT%%	5.00	10-1-2030	270,000	288,488
Antonio B Won Pat International Airport Authority Series A AMT%%	5.00	10-1-2031	400,000	428,887
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	250,000	271,915
Port Authority of Guam Series A	5.00	7-1-2048	1,000,000	1,019,219
Port Authority of Guam Series B AMT	5.00	7-1-2034	445,000	461,465
				2,678,567
Miscellaneous revenue: 0.38%
Territory of Guam Series F	4.00	1-1-2042	500,000	493,291
Tax revenue: 0.81%
Territory of Guam Hotel Occupancy Tax Series A	5.00	11-1-2035	1,000,000	1,062,357
Utilities revenue: 1.21%
Guam Power Authority Series A	5.00	10-1-2026	500,000	519,318
Guam Power Authority Series A	5.00	10-1-2038	550,000	571,322
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2039	500,000	500,536
				1,591,176
Water & sewer revenue: 2.36%
Guam Government Waterworks Authority	5.00	7-1-2034	500,000	521,109
Guam Government Waterworks Authority	5.00	1-1-2046	2,215,000	2,251,697
Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	312,288
				3,085,094
				8,910,485
Illinois: 0.20%
Miscellaneous revenue: 0.20%
City of Chicago Lakeshore East Special Assessment Area144A	2.69	12-1-2026	266,000	262,781
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.36%
Education revenue: 0.36%
Camden County Improvement Authority KIPP Cooper Norcross Obligated Group	6.00%	6-15-2047	$425,000	$464,434
New York: 1.10%
Education revenue: 1.10%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	429,711
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,000,000	1,006,968
				1,436,679
Pennsylvania: 2.08%
Education revenue: 0.47%
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	600,000	608,931
Health revenue: 1.61%
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	2,000,000	2,112,490
				2,721,421
Puerto Rico: 3.20%
Health revenue: 1.48%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2026	205,000	210,160
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2031	435,000	479,806
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2032	925,000	1,004,905
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2034	220,000	238,037
				1,932,908
Miscellaneous revenue: 1.72%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	2,225,000	2,253,089
				4,185,997
Texas: 2.29%
Education revenue: 0.78%
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2027	990,000	1,020,035
GO revenue: 1.51%
Denton Independent School District	4.00	8-15-2048	2,000,000	1,967,253
				2,987,288
See accompanying notes to portfolio of investments
2 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 79.46%
Education revenue: 8.59%
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00%	3-15-2030	$495,000	$499,160
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2040	1,555,000	1,491,837
Wisconsin HEFA Lawrence University	4.00	2-1-2045	1,685,000	1,531,999
Wisconsin HEFA Medical College of Wisconsin, Inc.	5.00	12-1-2041	2,000,000	2,164,488
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.00	4-1-2038	1,200,000	914,934
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2039	1,000,000	751,761
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2040	1,000,000	735,685
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2041	750,000	554,042
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2042	1,000,000	730,790
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	4.50	3-15-2033	735,000	750,613
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	5.00	3-15-2053	1,100,000	1,104,229
				11,229,538
GO revenue: 3.17%
City of Milwaukee Series B6	5.00	4-1-2025	550,000	554,295
State of Wisconsin Series A (SIFMA Municipal Swap+0.42%)±	3.57	5-1-2025	3,585,000	3,584,896
				4,139,191
Health revenue: 22.66%
PFA Appalachian Regional Healthcare System Obligated Group Series A	5.00	7-1-2037	275,000	283,432
PFA Appalachian Regional Healthcare System Obligated Group Series A	5.00	7-1-2038	375,000	384,322
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	4.10	4-1-2054	2,000,000	2,000,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2027	175,000	185,250
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2029	150,000	163,385
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,500,000	2,797,596
Wisconsin HEFA Beloit Health System Obligated Group##	4.00	7-1-2036	4,000,000	3,985,598
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	50,000	53,230
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2029	1,270,000	1,366,849
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	3.00	2-15-2031	230,000	210,709
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	3.25	2-15-2032	185,000	168,221
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	417,075
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	671,174
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	515,580
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00%	2-15-2047	$1,635,000	$1,641,570
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2030	100,000	99,808
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2031	75,000	74,746
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2041	2,145,000	2,013,741
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2046	850,000	763,606
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2051	500,000	436,389
Wisconsin HEFA Monroe Clinic, Inc.	3.00	2-15-2035	520,000	518,362
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2031	900,000	905,061
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2033	550,000	553,093
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2028	400,000	405,657
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2029	575,000	583,132
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2030	465,000	471,576
Wisconsin HEFA PHW Menomonee Falls, Inc.	6.00	10-1-2054	1,000,000	1,038,692
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,200,000	1,221,268
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2049	250,000	252,909
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2044	3,485,000	3,484,802
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2030	935,000	938,115
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2045	650,000	595,272
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2045	475,000	435,007
				29,635,227
Housing revenue: 36.74%
Ashwaubenon CDA County of Brown	3.00	6-1-2044	1,680,000	1,415,107
Ashwaubenon CDA County of Brown	4.00	6-1-2030	250,000	263,803
Ashwaubenon CDA County of Brown	4.00	6-1-2031	1,310,000	1,372,811
Ashwaubenon CDA County of Brown	4.00	6-1-2035	900,000	925,688
Ashwaubenon CDA County of Brown CAB¤	0.00	6-1-2049	8,000,000	2,747,697
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2028	125,000	116,684
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2029	250,000	229,093
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2030	875,000	784,243
Green Bay Housing Authority University Village Housing, Inc.	5.00	4-1-2039	1,500,000	1,629,087
Kaukauna RDA	3.75	6-1-2032	850,000	851,346
Kaukauna RDA	4.00	6-1-2025	425,000	427,630
Kaukauna RDA	4.00	6-1-2028	425,000	428,908
Kaukauna RDA	4.00	6-1-2035	900,000	903,613
Milwaukee RDA Board of School Directors	5.00	11-15-2028	325,000	341,378
Milwaukee RDA Board of School Directors	5.00	11-15-2030	185,000	193,892
Milwaukee RDA Board of School Directors	5.00	11-15-2033	750,000	785,257
Milwaukee RDA Board of School Directors	5.00	11-15-2034	675,000	707,016
Milwaukee RDA Board of School Directors	5.00	11-15-2036	500,000	521,609
Milwaukee RDA Public Schools Series A	5.00	11-15-2024	280,000	280,480
Milwaukee RDA Public Schools Series A	5.00	11-15-2026	220,000	230,730
Milwaukee RDA Public Schools Series A	5.00	11-15-2027	1,020,000	1,068,164
See accompanying notes to portfolio of investments
4 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Milwaukee RDA Public Schools Series A	5.00%	11-15-2028	$1,000,000	$1,050,392
Milwaukee RDA Public Schools Series A	5.00	11-15-2031	750,000	785,890
Tender Option Bond Trust Receipts/Certificates Series 2019-XF2831 (Mizuho Capital Markets LLC LIQ)144Aø	3.47	7-1-2029	2,000,000	2,000,000
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.00	10-1-2024	625,000	625,000
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.15	10-1-2025	615,000	607,958
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.25	10-1-2026	940,000	926,551
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.40	10-1-2027	570,000	558,035
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,123,046
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	935,411
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,039,556
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2026	85,000	88,103
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2032	85,000	88,204
Wisconsin Dells CDA Tax Incremental District No. 2	4.00	3-1-2026	440,000	437,665
Wisconsin Dells CDA Tax Incremental District No. 2	5.00	3-1-2025	210,000	210,695
Wisconsin Dells CDA Tax Incremental District No. 3 Series B	3.35	3-1-2026	530,000	520,100
Wisconsin HEFA Aspirus, Inc. Obligated Group Series B (JPMorgan Chase Bank N.A. LOC)ø	3.05	8-15-2034	450,000	450,000
Wisconsin Housing & EDA Housing Revenue Series A	3.38	5-1-2057	635,000	509,889
Wisconsin Housing & EDA Housing Revenue Series A	3.40	11-1-2032	1,450,000	1,449,967
Wisconsin Housing & EDA Housing Revenue Series A	3.95	11-1-2038	2,000,000	2,019,837
Wisconsin Housing & EDA Housing Revenue Series C	3.88	11-1-2035	1,100,000	1,102,063
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.80	5-1-2025	275,000	269,367
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	309,691
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	196,114
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	312,932
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	292,915
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	319,890
Wisconsin Housing & EDA East National LLC Series Jøø	5.00	8-1-2058	2,000,000	2,074,677
Wisconsin Housing & EDA East Washington Apts LLC Series Iøø	5.00	11-1-2058	2,000,000	2,093,014
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E	4.75	6-1-2043	3,000,000	3,178,433
Wisconsin Housing & EDA Multifamily Housing Revenue Series A AMT	4.05	12-1-2049	800,000	774,977
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.55	7-1-2037	165,000	167,443
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.70	7-1-2047	1,300,000	1,305,133
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.85	7-1-2052	3,000,000	3,002,427
				48,049,611
Miscellaneous revenue: 5.65%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	3.35	6-1-2036	2,500,000	2,500,000
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Wisconsin Center District (AGM Insured)		5.25%	12-15-2027	$1,005,000	$1,045,737
Wisconsin Center District Series A CAB (BAM Insured)¤		0.00	12-15-2033	2,285,000	1,619,669
Wisconsin Center District Series A (NPFGC Insured)¤		0.00	12-15-2027	100,000	90,193
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2028	1,075,000	938,465
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2030	595,000	482,890
Wisconsin Center District Series D CAB (AGM Insured)¤		0.00	12-15-2045	1,750,000	708,913
					7,385,867
Tax revenue: 2.27%
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤		0.00	12-15-2025	200,000	193,343
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤		0.00	12-15-2027	250,000	229,655
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)		5.50	12-15-2026	2,435,000	2,509,332
Warrens CDA		3.70	11-1-2029	46,736	40,664
					2,972,994
Utilities revenue: 0.38%
PFA Duke Energy Progress LLC Series A-1øø		3.30	10-1-2046	500,000	501,240
					103,913,668
Total municipal obligations (Cost $131,973,061)					128,234,171
Total investments in securities (Cost $131,973,061)	98.06%				128,234,171
Other assets and liabilities, net	1.94				2,535,372
Total net assets	100.00%				$130,769,543

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments
6 | Allspring Wisconsin Tax-Free Fund

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$128,234,171	$0	$128,234,171
Total assets	$0	$128,234,171	$0	$128,234,171
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
 At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Wisconsin Tax-Free Fund | 7